Taxation (Business Tax and Related Surcharges and VAT) (Details)	12 Months Ended			4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Cinema advertising revenues [Member]	Dec. 31, 2011 Cinema advertising revenues [Member]	Dec. 31, 2012 Online advertising revenue [Member]	Aug. 31, 2012 Online advertising revenue [Member]	Dec. 31, 2012 Online advertising revenue [Member]	Dec. 31, 2012 MMOG operations revenues [Member]	Dec. 31, 2011 Intra group software sales revenues [Member]	Dec. 31, 2012 Web game revenues of 7Road [Member]	Dec. 31, 2011 Web game revenues of 7Road [Member]
Business Tax, Related Surcharges and VAT [Line Items]
Value added tax rate in Pilot Program		6.00%		6.00%
Business Tax Rate			5.00%		5.00%		5.00%
Business Tax Rate, surcharges			0.50%		0.50%		0.50%
VAT effective rate								3.00%	3.00%	3.00%
Value added tax rate									17.00%	17.00%
VAT rate, immediate tax refund rate									14.00%	14.00%
Related surcharge of web game revenue										0.40%
Surcharges, for culture construction		3.00%				3.00%
Surcharges for entities incorporated in Beijing	0.60%